NOTE 7 - OBLIGATIONS UNDER CAPITAL LEASES	12 Months Ended
Dec. 31, 2012
Debt and Capital Leases Disclosures [Text Block]
NOTE 7 – OBLIGATIONS UNDER CAPITAL LEASES

	December 31, 2012	December 31, 2011

Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$21,688	$21,197
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	86,580	156,359
	108,268	177,556
Less: current portion	(108,268)	(94,377)
	$-	$83,179

Minimum lease payments on capital lease obligations are as follows:

2013	$108,540
108,540
Less: imputed interest	(272)
$108,268